3 BUSINESS COMBINATIONS (Details Narrative 1)									3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 10, 2017 USD ($) shares	Oct. 21, 2016 USD ($)	Sep. 22, 2016 USD ($)	Jul. 29, 2016 USD ($) shares	Jul. 22, 2016 USD ($) shares	Jul. 01, 2016 USD ($) shares	Nov. 20, 2015 USD ($) shares	Sep. 01, 2015 USD ($)	Mar. 31, 2017 USD ($) $ / shares	Mar. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2016 USD ($)
Business Acquisition [Line Items]
Consideration of acquisition											$ 1,000,004	$ 2,607,253
Earn-out payments to be paid									$ 20,164,724
Acquisition payments in 2016									$ 311,470	$ 1,718,777
Price per share (in dollars per share) | $ / shares									$ 6.51
Earn-out [Member]
Business Acquisition [Line Items]
Earn-out payments to be paid									$ 5,743,724
Stock [Member]
Business Acquisition [Line Items]
Earn-out payments to be paid									12,590,486
Cash [Member]
Business Acquisition [Line Items]
Earn-out payments to be paid									$ 7,574,238
ATCG Technology Solutions, Inc [Member]
Business Acquisition [Line Items]
Consideration of acquisition	$ 8,784,533
Business acquisition, cash payment at closing	$ 55,687
Common stock, shares issued at closing (in shares) | shares	576,923
Membership interest acquired	100.00%
Unsecured promissory notes, percentage of interest rate	6.00%
Percentage of repayments of unsecured debt on December 31, 2017	50.00%
Percentage of repayments of unsecured debt on June 30, 2018	50.00%
Capitalized intangible asset	$ 375
Period of capitalized intangible asset									3 years
ATCG Technology Solutions, Inc [Member] | Stock [Member]
Business Acquisition [Line Items]
Earn-out payments to be paid	$ 1,200,000
Acquisition of Virtuoso [Member]
Business Acquisition [Line Items]
Consideration of acquisition					$ 1,831,881
Business acquisition, cash payment at closing		$ 675,000
Common stock, shares issued at closing (in shares) | shares					101,250
Acquisition payments in 2016					$ 64,736
Stock earn-out payments to be paid (in shares) | shares					12,408
Capitalized intangible asset					$ 9
Period of capitalized intangible asset									3 years
Acquisition of Virtuoso [Member] | Stock [Member]
Business Acquisition [Line Items]
Earn-out payments to be paid					560,807
Acquisition of Virtuoso [Member] | Cash [Member]
Business Acquisition [Line Items]
Earn-out payments to be paid					$ 450,000
Bigtech Software Private Limited [Member]
Business Acquisition [Line Items]
Consideration of acquisition						$ 850,000
Business acquisition, cash payment at closing			$ 340,000
Warrants purchase (in shares) | shares						51,000
Warrants purchase period									2 years
Commission to be paid in cash						$ 255,000
Capitalized intangible asset						$ 595,000
Period of capitalized intangible asset									3 years
DCM [Member]
Business Acquisition [Line Items]
Consideration of acquisition				$ 15,816,000
Business acquisition, cash payment at closing				$ 3,000,000
Common stock, shares issued at closing (in shares) | shares				1,600,000
Membership interest acquired				100.00%
Capitalized intangible asset				$ 54
Period of capitalized intangible asset									3 years
DCM [Member] | Cash [Member]
Business Acquisition [Line Items]
Earn-out payments to be paid				$ 1,500,000
Bellsoft, Inc [Member]
Business Acquisition [Line Items]
Number of consultants							175
Consideration of acquisition							$ 9,910,817
Business acquisition, cash payment at closing							$ 3,000,000
Common stock, shares issued at closing (in shares) | shares							235,295
Quarterly cash payments to be paid on the last day of each calendar quarter of 2016							$ 250,000
Business acquisition, net working capital							$ 46
Business acquisition, cash reimbursement								$ 1,000,000
Excess of accounts receivable over its accounts payable								$ 2,910,817
Business acquisition, percentage of earn-out payments							30.00%
Earn-out payments to be paid							$ 500,000
Capitalized intangible asset							$ 18
Period of capitalized intangible asset									3 years